SCOPE OF CONSOLIDATION - Joint Ventures Narrative Other (Details) t in Thousands, tonne in Millions, $ in Millions						1 Months Ended	12 Months Ended
	Oct. 11, 2024	Feb. 20, 2024 USD ($)	May 05, 2023	Apr. 14, 2021	Dec. 09, 2020 t	May 31, 2023 MWd	Dec. 31, 2024 tonne facility T	Dec. 31, 2023	Dec. 31, 2022	Oct. 16, 2024 joint_venture plant
Disclosure of joint ventures [line items]
Reclassification adjustments on exchange differences on translation of foreign operations, net of tax | $		$ 60
Galvanization annual capacity (in tonnes) | T							450,000
Galvanization total capacity (in tonnes) | T							2,000,000
Number of joint ventures formed | joint_venture										2
Number of production plants planned | plant										2
Number of energy production facilities | facility							3
Acciaierie d'Italia Holding
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)				62.00%					62.00%
Calvert
Disclosure of joint ventures [line items]
Purchase agreement term					5 years
Purchase agreement, option to extend term					3 years
Purchase agreement amount of tonnes | t					1,500
Purchase agreement extension, amount of tonnes | t					550
Purchase agreement, option, extended term notice period					6 months
EAF capacity (in tonnes) | tonne							1.5
Proportion of ownership interest in joint venture (in percent)							50.00%	50.00%	50.00%
Calvert | NSC
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)	50.00%
VdSA
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)			55.00%				55.00%	55.00%
Capacity of wind power (in MW) | MWd						554
Power purchasing agreement, term							20 years
VdSA | Casa dos Ventos
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)			45.00%
Al Jubail
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)							33.34%	33.34%	33.34%